Income Taxes (Schedule Of Temporary Differences That Give Rise To Deferred Tax Assets (Liabilities)) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Accrued liabilities	$ 30,419	$ 43,168
Stock compensation expense	6,282	9,716
State net operating loss carryforwards	2,243	1,811
Allowance for uncollectible accounts receivable	291	1,952
Other	565	776
Deferred income tax assets	39,800	57,423
Amortization of intangible assets	(36,882)	(52,133)
Accelerated tax depreciation	(14,057)	(14,975)
Market valuation of investments	(2,277)	(1,341)
State income taxes	(1,722)	(793)
Current assets	(1,255)	(1,825)
Other	(247)	(647)
Deferred income tax liabilities	(56,440)	(71,714)
Net deferred income tax liabilities	$ (16,640)	$ (14,291)